Appendix II - Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Segment Reporting
Revenues from external customers	€ 7,212,382	€ 6,591,977	[1]	€ 6,063,967	[1]
Total operating income	7,212,382	6,591,977		6,063,967
Profit/(Loss) for the segment	1,467,251	1,055,846		1,001,070
Operating profit	1,192,015	782,317	[1]	782,436	[1]
Finance result	(748,019)	(574,374)	[1]	(442,941)	[1]
Share of profit/(loss) of equity- accounted investee		(922)		(1,482)
Income tax expense	(231,190)	(43,349)	[1]	(90,111)	[1]
Consolidated net profit	212,806	163,672	[1]	247,902	[1]
Investment in equity-accounted investees	68,996	421,763	[1]	1,497,959	[1]	€ 1,542,558
Assets	21,405,241	20,992,103	[1]	21,229,584	[1]
Liabilities	12,798,216	13,478,408	[1]	13,253,455	[1]
Other information:
Amortisation and depreciation	437,897	446,422		410,980
Additions for the year of property, plant & equipment, intangible assets and rights of use	478,190	450,117		647,503
Operating Segments
Segment Reporting
Segment assets	19,226,124	19,169,458		18,247,258
Investment in equity-accounted investees	68,996	421,763		1,497,959
Liabilities	3,442,838	3,104,257		3,185,735
Other information:
Amortisation and depreciation	417,266	424,362		388,080
Expenses that do not require cash payments	(8,633)	36,540		(58,411)
Additions for the year of property, plant & equipment, intangible assets and rights of use	437,702	401,499		587,637
Unallocated
Segment Reporting
Operating profit	(275,236)	(273,529)		(218,634)
Assets	2,110,121	1,400,882		1,484,367
Liabilities	9,355,378	10,374,151		10,067,720
Other information:
Amortisation and depreciation	20,630	22,060		22,900
Expenses that do not require cash payments	(4,310)	548		(10,770)
Additions for the year of property, plant & equipment, intangible assets and rights of use	40,488	48,618		59,866
Intersegments
Segment Reporting
Revenues from external customers	0			(8,948)
Total operating income				(8,948)
Profit/(Loss) for the segment		6,979		35,419
Segment assets				(6,997)
Biopharma | Operating Segments
Segment Reporting
Revenues from external customers	6,142,588	5,558,301		5,005,382
Total operating income	6,142,588	5,558,301		5,005,382
Profit/(Loss) for the segment	1,271,194	886,978		768,095
Segment assets	14,232,889	13,419,636		13,464,608
Investment in equity-accounted investees	68,996	57,529		41,162
Liabilities	2,323,789	2,459,786		2,494,213
Other information:
Amortisation and depreciation	327,743	333,103		297,272
Expenses that do not require cash payments	(5,143)	30,198		(71,964)
Additions for the year of property, plant & equipment, intangible assets and rights of use	373,380	359,442		507,457
Diagnostic | Operating Segments
Segment Reporting
Revenues from external customers	644,898	670,269		671,292
Total operating income	644,898	670,269		671,292
Profit/(Loss) for the segment	108,829	111,694		129,968
Segment assets	3,754,840	3,528,861		3,681,632
Liabilities	522,822	466,953		425,693
Other information:
Amortisation and depreciation	64,522	65,817		64,682
Expenses that do not require cash payments	4,613	6,995		13,639
Additions for the year of property, plant & equipment, intangible assets and rights of use	54,575	29,107		49,890
Bio Supplies | Operating Segments
Segment Reporting
Revenues from external customers	215,664	159,957		146,076
Total operating income	215,664	159,957		146,076
Profit/(Loss) for the segment	47,793	43,563		114,397
Segment assets	348,789	380,012		341,876
Liabilities	81,813	79,678		43,264
Other information:
Amortisation and depreciation	9,305	9,280		5,759
Expenses that do not require cash payments	105	136		120
Additions for the year of property, plant & equipment, intangible assets and rights of use	2,128	9,066		98
Others | Operating Segments
Segment Reporting
Revenues from external customers	209,232	203,450		250,165
Total operating income	209,232	203,450		250,165
Profit/(Loss) for the segment	39,435	6,632		(46,809)
Share of profit/(loss) of equity- accounted investee		(922)		(1,482)
Segment assets	889,606	1,840,949		766,139
Investment in equity-accounted investees		364,234		1,456,797
Liabilities	514,414	97,840		222,565
Other information:
Amortisation and depreciation	15,696	16,162		20,367
Expenses that do not require cash payments	(8,208)	(789)		(206)
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 7,619	€ 3,884		€ 30,192

[1]	Restated figures (Note 2.d)